SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
32.	EVENTS AFTER THE REPORTING PERIOD
32.1	STF decision – Effectiveness of final and unappealable tax decisions

On February 8, 2023, the Federal Supreme Court in Brazil concluded the judgment of Items 881 and 885, which discussed the effects of res judicata. Notwithstanding, considering the information available up to the date of preparation of these financial statements, the Company is not a party to any litigation related to a tax not being collected due to a past decision considered unappealable, therefore, the Company has no material adjustment due to the February 8, 2023 decision.

32.2	Treasury shares canceled

On February 28, 2023, the Company decided to cancel 37,145,969 common shares that were being held in treasury, without changing the share capital and against the balances of available earnings reserves. After the cancellation of shares, the share capital of R$9,269,281 is now divided into 1,324,117,615 common shares, all nominative, book-entry and without par value.